Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Maturities of time deposits	Time deposits maturing in the next five years are as follows:

(in thousands)	December 31, 2014
2015	$392,738
2016	145,628
2017	67,578
2018	12,107
2019 and thereafter	38,975

Total	$657,026